FINANCIAL INSTRUMENTS - Concentrations of Risk (Details) $ in Millions	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014	Jul. 31, 2013 USD ($)
Concentration of risks:
Investments, ownership percentage	100.00%
Golar Partners
Concentration of risks:
Investments, ownership percentage	30.70%	41.40%
Aggregate ownership interest	$ 529.9
Golar Partners | Vessels and equipment
Concentration of risks:
Vessels operated by affiliate | vessel	10
Line of Credit | $1.125 billion newbuild facility | Secured debt
Concentration of risks:
Maximum borrowing capacity	$ 1,125.0		$ 1,125.0